Stockholders' Equity (Details 1) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Deficit [Abstract]
Number of Shares, Outstanding	3,365,171	1,865,411	677,962
Number of Shares, Granted	127,000	1,499,760	1,187,449	677,962
Number of Shares, Outstanding and expected to vest	3,492,171	3,365,171	1,865,411	677,962
Number of Shares, exercisable	714,992	652,005
Weighted Average Exercise Price Per Share, Outstanding	$ 1.11	$ 0.08	$ 0.08
Weighted Average Exercise Price Per Share, Granted	$ 2.70	$ 1.50	$ 0.08	$ 0.08
Weighted Average Exercise Price Per Share, Outstanding and expected to vest	$ 1.17	$ 1.11	$ 0.08	$ 0.08
Weighted Average Exercise Price Per Share, exercisable	$ 0.80	$ 0.80
Weighted Average Remaining Contractual Term, Outstanding	8 years 7 months 6 days	8 years 10 months 24 days	8 years 9 months 18 days	9 years 6 months
Weighted Average Remaining Contractual Term, Granted	10 years	9 years 8 months 12 days
Weighted Average Remaining Contractual Term, exercisable	8 years 10 months 24 days	9 years
Aggregate Intrinsic Value, Outstanding	$ 5,238,000	$ 1,305,000
Aggregate Intrinsic Value, Granted		3,000,000
Aggregate Intrinsic Value, Outstanding	8,377,100	5,238,000	1,305,000
Aggregate Intrinsic Value, exercisable	$ 1,573,000	$ 782,400